                              THE OBERWEIS FUNDS

                           SUPPLEMENT TO PROSPECTUS
                           DATED SEPTEMBER 15, 1996

  Effective January 2, 1997, OS 2 Brokerage, Inc., a securities broker-dealer that is under common control with Oberweis Asset Management, Inc. ("OAM"), the investment adviser and manager of The Oberweis Funds (the "Fund"), became the principal distributor and primary shareholder service agent of the Fund. OS 2 Brokerage, Inc. will perform those services pursuant to a Distribution and Shareholder Service Agreement dated January 2, 1997 with the Fund (the "Agreement"). The Agreement is substantially the same as the prior Distribution and Shareholder Service Agreement between The Chicago Corporation ("TCC"), the Fund's prior distributor and shareholder service agent, and the Fund.

  All of the Fund's officers, including James D. Oberweis, who is both an officer and trustee of the Fund, are employees, officers, directors, and/or shareholders of OS 2 Brokerage, Inc. None of the Fund's officers or trustees are currently affiliated with TCC. Peter H. Wendell, an officer of TCC, resigned as a trustee of the Fund effective December 31, 1996.

  OS 2 Brokerage, Inc. is located at 951 Ice Cream Drive, Suite 200, North Aurora, Illinois 60542.

                       SUPPLEMENT DATED JANUARY 2, 1997

                              THE OBERWEIS FUNDS

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 15, 1996

  Effective January 2, 1997, OS 2 Brokerage, Inc., a securities broker-dealer that is under common control with Oberweis Asset Management, Inc. ("OAM"), the investment adviser and manager of The Oberweis Funds (the "Fund"), became the principal distributor and primary shareholder service agent of the Fund. OS 2 Brokerage, Inc. will perform those services pursuant to a Distribution and Shareholder Service Agreement dated January 2, 1997 with the Fund (the "Agreement"). The Agreement is substantially the same as the prior Distribution and Shareholder Service Agreement between The Chicago Corporation ("TCC"), the Fund's prior distributor and shareholder service agent, and the Fund.

  All of the Fund's officers, including James D. Oberweis, who is both an officer and trustee of the Fund, are employees, officers, directors, and/or shareholders of OS 2 Brokerage, Inc. Their positions with the Fund and OS 2 Brokerage, Inc. are listed below. None of the Fund's officers or trustees are currently affiliated with TCC. Effective December 31, 1996, Peter H. Wendell, an officer of TCC, resigned as a trustee of the Fund, and James M. Roberts resigned as Vice President of the Fund.

  James D. Oberweis, Trustee and President of the Fund, is an Investment Executive of OS 2 Brokerage, Inc.

  Patrick B. Joyce, Executive Vice President and Treasurer of the Fund, is an Executive Vice President, Treasurer, Secretary and Director of OS 2 Brokerage, Inc.

  James W. Oberweis, Vice President of the Fund, is the President and Director of OS 2 Brokerage, Inc.

  Martin L. Yokosawa, Vice President of the Fund, is an Investment Executive of OS 2 Brokerage, Inc.

  Sally A. Jordan, Secretary of the Fund, is an Administrative Assistant with OS 2 Brokerage, Inc.

                       SUPPLEMENT DATED JANUARY 2, 1997